Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES
12.	ACCRUED EXPENSES AND OTHER PAYABLES

The components of accrued expenses and other payables were as follows:

	As of December 31,
	2020	2021
	$	$
Payroll and welfare payable	5,306	2,853
VAT, and other taxes payable	728	492
Payables for office supply and utilities	435	226
Payables for purchase of property and equipment	52	53
Professional service fees	2,930	963
Payables for share purchase consideration	10,000	10,000
Payables for Samsung arbitration compensation	3,749	3,749
Interest and penalty payable	6,386	1,137
Advance from customers	4,828	5,084
Payables to an export/import agent	7,750	924
Payable related to a lawsuit	-	2,108
Others	298	346
	42,462	27,935

Payable related to a lawsuit represented an amount due to a third-party company. The original debtor claimed that the Group has breached the previously agreed settlement agreement, and transferred the debt to the third-party company during the year ended December 31, 2021.